PARENT COMPANY INFORMATION - Cash flow (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of parent company information
Net income	$ 1,595.4	$ 5,184,551		$ 3,162,433	[2]	$ 3,516,936	[2]
Net cash provided (used in) by investing activities	(937.7)	(3,047,304)		(3,610,068)	[3]	(952,870)	[3]
Net cash (used in) provided by financing activities	(307.0)	(997,557)		(1,445,976)	[3]	66,863	[3]
Increase (decrease) in cash and cash equivalents	1,866.1	6,064,445		143,834	[3]	(91,973)	[3]
Cash and cash equivalents at beginning of year	6,873.4	22,336,838	[2],[3]	22,193,004	[3]	22,284,977	[3]
Cash and cash equivalents at end of year	$ 8,739.5	28,401,283		22,336,838	[2],[3]	22,193,004	[3]
Parent
Disclosure of parent company information
Net income		2,915,984		1,964,919		2,177,613
Adjustments to reconcile net income to net cash used by operating activities		(1,773,713)		(867,042)		(1,726,296)
Net cash provided by operating activities		1,142,271		1,097,877		451,317
Net cash provided (used in) by investing activities		(11,185)		(8,830)		(55,374)
Net cash (used in) provided by financing activities		(1,127,897)		(1,100,849)		(360,827)
Increase (decrease) in cash and cash equivalents		3,189		(11,802)		35,116
Cash and cash equivalents at beginning of year		35,478		47,280		12,164
Cash and cash equivalents at end of year		$ 38,667		$ 35,478		$ 47,280

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.